BASIC AND DILUTED NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES EXCLUDED FROM DILUTED LOSS PER SHARE

	For the Years Ended December 31,
	2023	2022

Series A 2013	-	183
Warrant to underwriters December 2019	-	45,643
Warrant to underwriters December 2019	-	47,619
Warrant to underwriters December 2019	-	45,045
Series A and B warrants October 2022	1,022,495	2,044,990
Warrant to underwriters October 2022	51,125	51,125
Warrant to underwriters May 2023	32,778	-
Warrant to underwriters May 2023	60,476	-
Warrant to underwriters June 2023	35,088	-
Warrant series C June 2023	350,878	-
Warrant to underwriters June 2023	31,231	-
Warrant series D June 2023	312,309	-
Outstanding employee stock options to purchase common stock	2,095,362	1,507,137